Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings (deficits)	Total
Beginning balance, shares at Dec. 31, 2017	25,046,000
Beginning balance, value at Dec. 31, 2017	$ 25,036	$ 3,258,116	$ (4,644,180)	$ (1,361,028)
Clawback of stock granted, shares	(375,000)
Clawback of stock granted, value	$ (375)	375
Payment of outstanding balance for PPM		80,000		80,000
Stock Based Compensation		1,345,825		1,345,825
Stock grant program vesting, shares	558,833
Stock grant program vesting, value	$ 568	(568)
Warrants		4,525		4,525
Net loss			(3,895,873)	(3,895,873)
Ending balance, shares at Dec. 31, 2018	25,229,833
Ending balance, value at Dec. 31, 2018	$ 25,230	4,688,272	(8,540,053)	(3,826,551)
Net loss				(5,719,404)
Ending balance, shares at Sep. 30, 2019	26,981,466
Ending balance, value at Sep. 30, 2019	$ 26,981	8,967,004	(14,259,457)	(5,265,472)
Beginning balance, shares at Dec. 31, 2018	25,229,833
Beginning balance, value at Dec. 31, 2018	$ 25,230	4,688,272	(8,540,053)	(3,826,551)
Stock Based Compensation		1,830,426		1,830,426
Stock Options Issued for loan term revisions, value		37,829		37,829
Stock grants issued for loan term revisions, shares	16,000
Stock grants issued for loan term revisions, value	$ 16	31,284		31,300
Stock grant program vesting, shares	1,360,966
Stock grant program vesting, value	$ 1,360	(1,360)
Warrants		614,041		614,041
Stock issuance related to conversion of convertible debentures, shares	1,102,513
Stock issuance related to conversion of convertible debentures, value	$ 1,103	2,655,934		2,657,037
Stock issuance related to acquisition, shares	500,000
Stock issuance related to acquisition, value	$ 500	999,500		1,000,000
Equity value of exercise price associated with convertible debentures		719,479		719,479
Broker warrants associated with issuance of convertible debentures		278,678		278,678
Net loss			(8,350,573)	(8,350,573)
Ending balance, shares at Dec. 31, 2019	28,209,312
Ending balance, value at Dec. 31, 2019	$ 28,209	11,854,083	(16,890,626)	(5,008,334)
Beginning balance, shares at Jun. 30, 2019	25,820,633
Beginning balance, value at Jun. 30, 2019	$ 25,821	8,438,943	(11,449,927)	(2,985,163)
Stock Based Compensation		509,219		509,219
Stock Options Issued for loan term revisions, value		20,002		20,002
Stock grant program vesting, shares	1,160,833
Stock grant program vesting, value	$ 1,160	(1,160)
Net loss			(2,809,530)	(2,809,530)
Ending balance, shares at Sep. 30, 2019	26,981,466
Ending balance, value at Sep. 30, 2019	$ 26,981	8,967,004	(14,259,457)	(5,265,472)
Beginning balance, shares at Dec. 31, 2019	28,209,312
Beginning balance, value at Dec. 31, 2019	$ 28,209	11,854,083	(16,890,626)	(5,008,334)
Net loss				(3,959,882)
Ending balance, shares at Sep. 30, 2020	28,272,285
Ending balance, value at Sep. 30, 2020	$ 28,272	14,118,289	(20,850,508)	(6,703,947)
Beginning balance, shares at Jun. 30, 2020	28,830,978
Beginning balance, value at Jun. 30, 2020	$ 28,830	13,522,833	(20,156,227)	(6,604,564)
Clawback of stock granted, shares	(1,000,000)
Clawback of stock granted, value	$ (1,000)	1,000
Stock grant program vesting, shares	131,667
Stock grant program vesting, value	$ 132	(132)
Stock issuance related to acquisition, shares	250,000
Stock issuance related to acquisition, value	$ 250	154,750		155,000
Stock grant to satisfy accounts payable, shares	9,640
Stock grant to satisfy accounts payable, value	$ 10	9,630		9,640
Stock issued for lease revision, shares	50,000
Stock issued for lease revision, value	$ 50	30,950		31,000
Net loss			(694,281)	(694,281)
Ending balance, shares at Sep. 30, 2020	28,272,285
Ending balance, value at Sep. 30, 2020	$ 28,272	$ 14,118,289	$ (20,850,508)	$ (6,703,947)